Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2025
Exploration and Evaluation Assets [Abstract]
Schedule of Exploration and Evaluation Assets, Net
	2025	2024
Opening Balance – Cost(1)	$1,613	$1,520
Additions	439	303
Transfers to property, plant and equipment (see Note 14)	(372)	(210)
Closing Balance – Cost	1,680	1,613
Accumulated Impairment	(626)	(626)
Carrying value	$1,054	$987

(1)      — Historical impairment was due to severe flooding and structural damage, which led to the suspension of operations of the Redwing and Mazowe Mines in 2019 (see Note 14).